Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands, $ in Millions									12 Months Ended
	Dec. 17, 2020	Nov. 29, 2019	Dec. 21, 2018 USD ($)	Sep. 25, 2018	Aug. 22, 2018 USD ($)	Apr. 04, 2018	Jul. 11, 2016	Oct. 28, 2009	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2018 USD ($)
Statement [Line Items]
Royalties percentage									12.00%	12.00%
Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage									54.14%
Bottom of range [member] | Mexico [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment									$ 41,134
Bottom of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage									55.00%
Top of range [member] | Mexico [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment									$ (20,567)
Top of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage									84.62%
Gas y Petrleo de Neuqun SA [Member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage									11.11%
Shell And Vista [Member]
Statement [Line Items]
Capital contribution					$ 10,000
Pampa Energia SA [Member]
Statement [Line Items]
Successive periods									10 years
Petrolera El Trbol SA [Member]
Statement [Line Items]
Ownership percentage									24.91%
Entre Lomas [Member]
Statement [Line Items]
Ownership percentage									100.00%
Concession term									10 years
Complementary contribution equivalent percentage									3.00%
Additional estimate cost to fulfil the commitment											$ 9,413,000
Entre Lomas [Member] | Rio Negro [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment									$ 19,800
Additional estimate cost to fulfil the commitment									$ 7,573
Entre Lomas [Member] | Before Increment [Member]
Statement [Line Items]
Royalties percentage									18.00%	18.00%
Entre Lomas [Member] | Neuquen [Member]
Statement [Line Items]
Agreed investment in future exploitation and exploration activities										$ 237
Entre Lomas [Member] | Neuquen [Member] | Bottom of range [member]
Statement [Line Items]
Royalties percentage									12.00%	12.00%
Entre Lomas [Member] | Neuquen [Member] | Top of range [member]
Statement [Line Items]
Royalties percentage									15.00%	15.00%
Bajada del Palo [Member]
Statement [Line Items]
Concession term			35 years
Royalties percentage			12.00%
Operating bonus payable			$ 1,168
Infrastructure bonus payable			2,796
Corporate Social Responsibility			3,935
Payment of stamp tax			$ 1,102
Bajada del Palo [Member] | Neuqun [Member]
Statement [Line Items]
Additional estimate cost to fulfil the commitment									$ 51,800
Agua Amarga [Member]
Statement [Line Items]
Concession term								25 years
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage									61.11%
Incremental participation percentage									6.11%
Coirn Amargo Norte [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage									45.00%
Coirn Amargo Norte [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage									10.00%
Coirn Amargo Norte [Member] | APCO Oil and Gas International Inc SucArg [Member]
Statement [Line Items]
Ownership percentage									45.00%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage									1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage									52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage									22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage									1.50%
Coirn Amargo Sur Oeste [Member]
Statement [Line Items]
Concession term				35 years
Coirn Amargo Sur Oeste [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage				10.00%	10.00%
Coirn Amargo Sur Oeste [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage				10.00%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage				80.00%
Ownership percentage exchanged					35.00%
Aguila Mora [Member] | Neuqun [Member]
Statement [Line Items]
Additional estimate cost to fulfil the commitment									$ 32,000
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage					90.00%
Ownership percentage exchanged					90.00%
Aguila Mora [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Concession term		35 years
Successive periods		10 years
Jagüel de ios machos [member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage						100.00%
Twenty Five de MayoMedanito SE [Member]
Statement [Line Items]
Successive periods									10 years
Twenty Five de MayoMedanito SE [Member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage						100.00%
Concession term									25 years
Sur Rio Deseado Este [Member] | Vista Argentina [member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage									16.95%
Sur Rio Deseado Este [Member] | SECRA SA [Member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage									4.00%
Cuenca del Sureste Basin Block CS-01 [Member] | Vista Argentina [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage	100.00%
Cuenca del Sureste Basin Block A-10 [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage									50.00%
Cuenca del Sureste Basin Block A-10 [Member] | Vista Argentina [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage	100.00%
Block TM-01 [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage	100.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage							55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage							35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage							10.00%
Twenty Five de MayoMedanito SE And Jagel de Males [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment									$ 5,620
Bajada del Palo East [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment									$ 105,600